Costs - Compensation of key management personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs
Wages and salaries	€ 35	€ 37	€ 29
Post-employment benefits	3	3	3
Other long-term benefits	19	17	15
Indemnities upon termination of employment		9
Key management personnel compensation	€ 57	€ 66	€ 47